Other disclosures - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Other financial liabilities	€ 37,059	€ 29,873	€ 26,968
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,386,799	1,319,296	1,221,220
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,372,109	1,323,573	1,231,981
Other financial liabilities	37,059	29,873	26,968
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	106,169	109,346	91,771
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	163,733	103,807	124,098
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	383,640	401,647	388,548
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	925	629	905	€ 1,074
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	882,300	812,580	751,662
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,111,887	1,078,587	990,391
Deposits | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,108,918	1,076,876	990,807
Deposits | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0	0
Deposits | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	258,701	286,613	263,517
Deposits | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	850,217	790,263	727,290
Debt securities | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	274,912	240,709	230,829
Debt securities | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	263,191	246,697	241,174
Debt securities | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	106,169	109,346	91,771
Debt securities | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	124,939	115,034	125,031
Debt securities | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 32,083	€ 22,317	€ 24,372